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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number     811-8384
                                   ---------------------------------------------

                                RBC Funds, Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

              90 South Seventh St.        Minneapolis, MN 55402
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

           BISYS Fund Services, 3435 Stelzer Road, Columbus, OH 43219
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:      614-470-8000
                                                   -----------------------------

Date of fiscal year end:     April 30, 2004
                         -------------------------------------------------------

Date of reporting period:    October 31, 2003
                         -------------------------------------------------------

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).
The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form
N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

         Include a copy of the report transmitted to stockholders pursuant to
Rule 30e-1 under the Act (17 CFR 270.30e-1).

RBC Funds

Semi-Annual Report
October 31, 2003

RBC Large Cap Equity Fund

RBC Mid Cap Equity Fund

RBC Small Cap Equity Fund

RBC Government Income Fund

RBC Quality Income Fund

RBC North Carolina Tax-Free Bond Fund

Table of Contents

Schedule of Portfolio Investments	Statement of Changes in Net Assets
Page 1	Page 15
Statement of Assets and Liabilities	Notes to Financial Statements
Page 13	Page 17
Statement of Operations	Financial Highlights
Page 14	Page 24

RBC FUNDS, INC.	Schedule of Portfolio Investments (Unaudited)
RBC Large Cap Equity Fund	October 31, 2003

Common Stocks (97.2%)
	Shares	Value
Advertising (2.1%)
Omnicom Group, Inc.	11,100	$885,780

Banking & Financial Services (9.2%)
Fifth Third Bancorp	16,900	979,524
First Data Corp.	20,000	714,000
MBNA Corp.	51,000	1,262,250
SLM Corp.	24,400	955,504

		3,911,278

Commercial Services (5.1%)
Fiserv, Inc. (b)	20,800	734,656
Paychex, Inc.	36,700	1,428,364

		2,163,020

Computer Industry (6.1%)
Cisco Systems, Inc. (b)	62,400	1,309,152
Dell, Inc. (b)	35,700	1,289,484

		2,598,636

Distribution/Wholesale (3.3%)
SYSCO Corp.	41,200	1,386,792

Diversified Operations (6.8%)
Danaher Corp.	14,300	1,184,755
United Technologies Corp.	19,900	1,685,331

		2,870,086

Education (3.0%)
Apollo Group, Inc. — Class A (b)	20,000	1,270,600

Electronic Components/Instruments (3.3%)
Jabil Circuit, Inc. (b)	49,800	1,386,930

Food & Beverages (2.9%)
PepsiCo, Inc.	26,000	1,243,320

Health Care (16.7%)
Amgen, Inc. (b)	20,100	1,241,376
Cardinal Health, Inc.	21,500	1,275,810
Johnson & Johnson	14,000	704,620
Medtronic, Inc.	28,700	1,307,859
Pfizer, Inc.	28,900	913,240
Stryker Corp.	19,400	1,573,534

		7,016,439

Insurance (9.9%)
AFLAC, Inc.	33,100	1,207,488
Ambac Financial Group, Inc.	18,200	1,287,468
American International Group, Inc.	12,800	778,624
Marsh & McLennan Cos., Inc.	21,100	902,025

		4,175,605

Leisure (4.9%)
Carnival Corp.	29,700	1,036,827
International Game Technology	32,200	1,054,550

		2,091,377

Restaurants (2.4%)
Starbucks Corp. (b)	32,000	$1,011,200

Retail (10.5%)
Bed Bath & Beyond, Inc. (b)	15,900	671,616
eBay, Inc. (b)	15,000	839,100
Home Depot, Inc.	19,300	715,451
Kohl’s Corp. (b)	12,400	695,268
Staples, Inc. (b)	26,700	716,094
Walgreen Co.	23,600	821,752

		4,459,281

Semiconductors (2.1%)
Intel Corp.	27,400	905,570

Software (6.3%)
Intuit, Inc. (b)	25,400	1,269,492
Microsoft Corp.	33,900	886,485
Oracle Corp. (b)	42,500	508,300

		2,664,277

Specialty Chemical (2.6%)
Ecolab, Inc.	40,900	1,099,801

TOTAL COMMON STOCKS (Cost $36,401,451)		41,139,992

Investment Companies (2.8%)

Wells Fargo Prime Investment Money Market Fund	1,203,499	1,203,499

TOTAL INVESTMENT COMPANIES (Cost $1,203,499)		1,203,499

TOTAL INVESTMENTS (Cost $37,604,950) (a) — 100.0%		42,343,491
Liabilities in excess of other assets — 0.0%		(1,072)

NET ASSETS — 100.0%		$42,342,419

(a)	Represents cost for financial reporting purposes and differs from value by unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$5,710,551
Unrealized depreciation	(972,010)

Net unrealized depreciation	$4,738,541

Aggregate cost for federal income tax purposes is substantially the same.

(b)	Non-income producing security.

See notes to financial statements

RBC FUNDS, INC.	Schedule of Portfolio Investments (Unaudited)
RBC Mid Cap Equity Fund	October 31, 2003

Common Stocks (94.0%)
	Shares	Value

Banking & Financial Services (14.9%)
A.G. Edwards, Inc.	30,000	$1,215,000
Allmerica Financial Corp. (b)	12,000	319,560
Associated Banc-Corp	32,000	1,317,120
Astoria Financial Corp.	34,000	1,177,760
Banknorth Group, Inc.	50,000	1,566,000
Certegy, Inc.	16,000	538,560
City National Corp.	20,000	1,204,200
Compass Bancshares, Inc.	45,000	1,700,100
E*Trade Group, Inc. (b)	125,000	1,287,500
GreenPoint Financial Corp.	45,000	1,401,750
Legg Mason, Inc.	20,000	1,665,000
M & T Bank Corp.	22,000	2,065,800
Mercantile Bankshares Corp.	30,000	1,271,100
New York Community Bancorp, Inc.	66,666	2,413,309
Roslyn Bancorp, Inc.	4,300	115,842
Sovereign Bancorp, Inc.	75,000	1,560,750
TCF Financial Corp.	29,000	1,513,220
Waddell & Reed Financial, Inc.	40,000	887,200
Webster Financial Corp.	20,000	894,000
Wilmington Trust Corp.	28,000	943,040

		25,056,811

Building & Construction (0.2%)
Granite Construction, Inc.	20,000	399,800

Business Equipment & Services (2.0%)
ChoicePoint, Inc. (b)	37,000	1,296,480
Jack Henry & Associates, Inc.	40,000	799,200
Manpower, Inc.	29,000	1,345,600

		3,441,280

Chemicals (0.9%)
Cabot Microelectronics Corp. (b)	5,609	319,713
Ferro Corp.	26,000	533,780
FMC Corp. (b)	25,000	700,250

		1,553,743

Computer Industry (7.6%)
Activision, Inc. (b)	60,000	905,400
Affiliated Computer Services, Inc. (b)	46,000	2,250,780
Cadence Design Systems, Inc. (b)	85,000	1,308,150
CheckFree Corp. (b)	42,000	1,156,260
CSG Systems International, Inc. (b)	35,000	402,150
Diebold, Inc.	7,500	427,950
DST Systems, Inc. (b)	52,000	1,966,640
Mentor Graphics Corp. (b)	45,000	753,750
Storage Technology Corp. (b)	15,000	361,500
SunGard Data Systems, Inc. (b)	40,000	1,122,000
Synopsys, Inc. (b)	70,000	2,220,400

		12,874,980

Consumer Discretionary (0.8%)
Catalina Marketing Corp. (b)	25,000	441,250
Gentex Corp.	25,000	976,250

		1,417,500

Consumer Goods & Services (3.4%)
Blyth, Inc.	28,000	$783,440
Callaway Golf Co.	40,000	650,000
Church & Dwight Co., Inc.	23,800	887,026
Dial Corp.	46,000	1,104,000
Fastenal Co.	37,000	1,645,390
Sonoco Products Co.	30,000	638,100

		5,707,956

Consumer Staples (0.8%)
Whole Foods Market, Inc. (b)	23,000	1,362,520

Distribution/Wholesale (1.4%)
CDW Corp.	38,000	2,281,900

Diversified Operations (1.9%)
SPX Corp. (b)	52,000	2,502,240
Viad Corp.	31,000	774,380

		3,276,620

Drugs (3.1%)
IDEC Pharmaceuticals Corp. (b)	45,000	1,580,850
IVAX Corp. (b)	55,000	1,059,300
Mylan Laboratories, Inc.	105,750	2,553,863

		5,194,013

Education (1.8%)
Career Education Corp. (b)	40,000	2,142,000
DeVry, Inc. (b)	25,000	606,750
Scholastic Corp. (b)	7,000	216,510

		2,965,260

Electronic Components/Instruments (6.8%)
Arrow Electronics, Inc. (b)	24,000	512,400
Cypress Semiconductor Corp. (b)	50,000	1,073,000
Integrated Device Technology, Inc. (b)	40,000	628,000
International Rectifier Corp. (b)	28,000	1,336,440
L-3 Communications Holdings, Inc. (b)	50,000	2,337,000
Lam Research Corp. (b)	30,000	862,200
Micrel, Inc. (b)	30,000	495,000
Microchip Technology, Inc.	65,000	2,126,150
Semtech Corp. (b)	30,000	666,000
Vishay Intertechnology, Inc. (b)	75,000	1,406,250

		11,442,440

Energy (5.3%)
Cooper Cameron Corp. (b)	20,000	856,400
ENSCO International, Inc.	45,000	1,185,750
Grant Prideco, Inc. (b)	50,000	567,000
Murphy Oil Corp.	20,000	1,179,600
Pioneer Natural Resources Co. (b)	40,000	1,058,000
Smith International, Inc. (b)	35,000	1,303,050
Weatherford International Ltd. (b)	60,000	2,085,000
XTO Energy, Inc.	26,666	631,184

		8,865,984

Environmental Services (0.6%)
Republic Services, Inc. — Class A	45,000	1,046,250

Continued

RBC FUNDS, INC.	Schedule of Portfolio Investments (Unaudited)
RBC Mid Cap Equity Fund	October 31, 2003

Common Stocks, continued:
	Shares	Value
Financials (0.7%)
SEI Investments Co.	41,000	$1,193,920

Food & Beverages (2.5%)
Constellation Brands, Inc. (b)	20,000	627,400
Dean Foods Co. (b)	58,000	1,754,500
Hormel Foods Corp.	73,000	1,802,370

		4,184,270

Health Care (17.0%)
AdvancePCS, Inc. (b)	35,000	1,801,450
AmerisourceBergen Corp.	25,000	1,419,250
Apogent Technologies, Inc. (b)	50,000	1,097,500
Barr Laboratories, Inc. (b)	25,500	1,957,635
Beckman Coulter, Inc.	35,000	1,737,750
Covance, Inc. (b)	30,000	780,900
DENTSPLY International, Inc.	38,500	1,701,315
Edwards Lifesciences Corp. (b)	25,000	725,000
Express Scripts, Inc. — Class A (b)	40,000	2,196,800
Genzyme Corp. (b)	20,000	918,000
Gilead Sciences, Inc. (b)	75,000	4,093,500
Hillenbrand Industries, Inc.	30,000	1,785,900
King Pharmaceuticals, Inc. (b)	30,000	402,000
Lincare Holdings, Inc. (b)	50,000	1,947,000
Oxford Health Plans, Inc. (b)	20,000	810,000
Quest Diagnostics, Inc. (b)	44,000	2,976,600
STERIS Corp. (b)	40,000	832,800
Universal Health Services, Inc. — Class B (b)	30,000	1,411,500

		28,594,900

Industrials (0.4%)
Teleflex, Inc.	15,000	690,150

Information Technology (0.2%)
Acxiom Corp. (b)	25,000	397,500

Insurance (1.5%)
Everest Re Group Ltd.	22,000	1,824,900
Protective Life Corp.	24,000	779,280

		2,604,180

Leisure (0.3%)
Park Place Entertainment Corp. (b)	50,000	480,000

Materials (0.6%)
Valspar Corp.	22,000	1,049,400

Media (2.5%)
Entercom Communications Corp. (b)	21,000	962,010
Media General, Inc. — Class A	10,000	660,500
Readers Digest Assoc., Inc. — Class A	25,000	368,250
Washington Post Co. — Class B	1,900	1,401,079
Westwood One, Inc. (b)	30,000	897,900

		4,289,739

Pollution Control (0.7%)
Donaldson Co., Inc.	22,000	$1,258,840

Restaurants (1.8%)
Brinker International, Inc. (b)	40,000	1,273,200
Cheesecake Factory, Inc. (b)	17,000	678,980
Outback Steakhouse, Inc.	25,000	1,050,000

		3,002,180

Retail (8.6%)
99 Cents Only Stores (b)	35,000	1,041,950
Abercrombie & Fitch Co. — Class A (b)	48,000	1,368,000
American Eagle Outfitters, Inc. (b)	10,000	159,900
Barnes & Noble, Inc. (b)	12,000	357,600
BJ’s Wholesale Club, Inc. (b)	25,000	642,250
Coach, Inc. (b)	100,000	3,547,000
Dollar Tree Stores, Inc. (b)	50,000	1,909,000
Pier 1 Imports, Inc.	45,000	1,039,500
Ross Stores, Inc.	30,000	1,500,300
Timberland Co. — Class A (b)	20,000	1,039,000
Williams-Sonoma, Inc. (b)	50,000	1,766,500

		14,371,000

Telecommunications (0.9%)
Price Communications Corp. (b)	20,000	251,400
Telephone & Data Systems, Inc.	20,000	1,252,000

		1,503,400

Telecommunications Equipment (1.2%)
Advanced Fibre Communications, Inc. (b)	20,000	481,400
Intersil Corp. — Class A	35,000	902,650
RF Micro Devices, Inc. (b)	50,000	585,500

		1,969,550

Transportation & Shipping (1.6%)
C.H. Robinson Worldwide, Inc.	30,000	1,175,400
Expeditors International of Washington, Inc.	40,000	1,501,600

		2,677,000

Utilities (2.0%)
DPL, Inc.	40,000	728,800
Energy East Corp.	45,000	1,010,250
National Fuel Gas Co.	40,000	894,000
Vectren Corp.	30,000	708,000

		3,341,050

TOTAL COMMON STOCKS (Cost $136,582,648)		158,494,136

Continued

RBC FUNDS, INC.	Schedule of Portfolio Investments (Unaudited)
RBC Mid Cap Equity Fund	October 31, 2003

Index Linked Trusts (4.1%)
	Shares	Value
Cyclical/Transportation Select Sector SPDR	30,000	$902,700
MidCap 400 SPDR	60,000	6,030,000

TOTAL INDEX LINKED TRUSTS (Cost $6,648,638)		6,932,700

Investment Companies (1.9%)
Wells Fargo Prime Investment Money Market Fund	3,246,437	$3,246,437

TOTAL INVESTMENT COMPANIES (Cost $3,246,437)		3,246,437

TOTAL INVESTMENTS (Cost $146,477,723) (a) — 100.0%		168,673,273
Other assets in excess of liabilities — 0.0%		83,716

NET ASSETS — 100.0%		$168,756,989

(a)	Represents cost for financial reporting purposes and differs from value by unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$36,257,781
Unrealized depreciation	(14,062,230)

Net unrealized depreciation	$22,195,551

Aggregate cost for federal income tax purposes is substantially the same.

(b)	Non-income producing security.

SPDR — Standard & Poor’s Depositary Receipt

See notes to financial statements

RBC FUNDS, INC.	Schedule of Portfolio Investments (Unaudited)
RBC Small Cap Equity Fund	October 31, 2003

Common Stocks (98.4%)
	Shares	Value
Consumer Discretionary (16.2%)
Catalina Marketing Corp. (b)	10,100	$178,265
Chico’s FAS, Inc. (b)	8,900	334,106
Fred’s, Inc.	17,650	665,052
Gentex Corp.	14,100	550,605
Hot Topic, Inc. (b)	14,000	401,940
RARE Hospitality International, Inc. (b)	19,200	476,160
Shuffle Master, Inc. (b)	9,700	295,268
Sonic Corp. (b)	10,900	303,129

		3,204,525

Consumer Staples (4.8%)
United Natural Foods, Inc. (b)	12,700	491,236
Whole Foods Market, Inc. (b)	7,800	462,072

		953,308

Energy (2.8%)
Newfield Exploration Co. (b)	8,000	317,840
Patina Oil & Gas Corp.	5,550	234,099

		551,939

Financials (10.7%)
Cousins Properties, Inc.	8,300	238,625
HCC Insurance Holdings, Inc.	9,900	288,486
Hilb, Rogal & Hamilton Co.	8,500	255,170
Hudson United Bancorp	4,700	170,563
Investment Technology Group, Inc. (b)	12,700	252,222
Investors Financial Services Corp.	9,300	328,569
Raymond James Financial, Inc.	9,400	383,426
SEI Investments Co.	7,100	206,752

		2,123,813

Health Care (22.6%)
Advanced Neuromodulation Systems, Inc. (b)	6,650	272,650
ArthroCare Corp. (b)	9,200	205,620
Biosite, Inc. (b)	3,700	95,460
Cooper Cos., Inc. (The)	11,000	477,950
Exactech, Inc. (b)	16,600	269,086
IDEXX Laboratories, Inc. (b)	6,700	316,910
KV Pharmaceutical Co. — Class A (b)	27,750	666,000
Patterson Dental Co. (b)	10,300	658,994
Pharmaceutical Product Development, Inc. (b)	7,600	$228,532
Sunrise Senior Living, Inc. (b)	5,100	147,390
SurModics, Inc. (b)	3,900	81,939
Synovis Life Technologies, Inc. (b)	5,200	122,928
Taro Pharmaceutical Industries Ltd. (b)	5,100	327,675
Vistacare, Inc. (a) (b)	8,100	279,531
Young Innovations, Inc.	10,900	327,000

		4,477,665

Industrials (13.0%)
DRS Technologies, Inc. (b)	11,000	264,660
Knight Transportation, Inc. (b)	19,900	500,883
Right Management Consultants, Inc. (b)	17,900	323,095
Simpson Manufacturing Co., Inc. (b)	9,400	420,650
Stericycle, Inc. (b)	7,500	346,350
Teleflex, Inc.	8,800	404,888
Tetra Tech, Inc. (b)	14,000	314,720

		2,575,246

Information Technology (23.6%)
Actel Corp. (b)	6,600	178,068
Acxiom Corp. (b)	7,700	122,430
American Management Systems, Inc. (b)	12,900	190,920
ANSYS, Inc. (b)	10,400	370,656
Autodesk, Inc.	10,700	205,975
Black Box Corp.	5,000	215,300
Cymer, Inc. (b)	7,900	360,714
Global Payments, Inc.	6,900	287,385
Group 1 Software, Inc. (b)	7,500	135,375
Kronos, Inc. (b)	5,200	312,000
Open Text Corp. (b)	10,400	205,504
Photronics, Inc. (b)	11,600	249,864
ScanSource, Inc. (b)	7,900	339,700
Serena Software, Inc. (b)	8,900	153,525
TriQuint Semiconductor, Inc. (b)	13,600	97,512
Verisity Ltd. (b)	14,200	177,358
Verity, Inc. (b)	24,600	345,630
Wind River Systems, Inc. (b)	18,000	120,600
Zebra Technologies Corp. — Class A (b)	10,800	615,060

		4,683,576

Continued

RBC FUNDS, INC.	Schedule of Portfolio Investments (Unaudited)
RBC Small Cap Equity Fund	October 31, 2003

Common Stocks, continued:
	Shares	Value
Materials (2.1%)
Spartech Corp.	9,100	$210,938
Valspar Corp.	4,200	200,340

		411,278

Transportation & Shipping (2.7%)
Expeditors International of Washington, Inc.	14,300	536,822

TOTAL COMMON STOCKS (Cost $14,837,913)		19,518,172

Investment Companies (1.5%)
Wells Fargo Prime Investment Money Market Fund	294,500	$294,500

TOTAL INVESTMENT COMPANIES (Cost $294,500)		294,500

TOTAL INVESTMENTS (Cost $15,132,413) (a) — 99.9%		19,812,672
Other assets in excess of liabilities — 0.1%		18,519

NET ASSETS — 100.0%		$19,831,191

(a)	Represents cost for financial reporting purposes and differs from value by unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$5,076,770
Unrealized depreciation	(396,511)

Net unrealized appreciation	$4,680,259

Aggregate cost for federal income tax purposes is substantially the same.

(b)	Non-income producing security.

See notes to financial statements

RBC FUNDS, INC.	Schedule of Portfolio Investments (Unaudited)
RBC Government Income Fund	October 31, 2003

U.S. Government Agency Obligations (97.9%)
	Principal Amount	Value
Fannie Mae (41.2%)
3.88%, 3/15/05	$900,000	$927,469
5.25%, 6/15/06	520,000	556,730
4.38%, 10/15/06	1,945,000	2,038,285
5.00%, 1/15/07	1,000,000	1,065,769
7.13%, 3/15/07	1,000,000	1,134,286
4.25%, 7/15/07	500,000	520,926
6.63%, 10/15/07	500,000	563,531
6.00%, 5/15/08	750,000	830,447
5.38%, 11/15/11	700,000	741,548
6.13%, 3/15/12	400,000	443,419
4.50%, 5/1/33	972,486	980,971

		9,803,381

Federal Home Loan Bank (38.3%)
4.13%, 11/15/04	725,000	745,052
5.13%, 3/6/06	1,200,000	1,277,204
2.50%, 3/15/06	1,000,000	1,004,612
5.38%, 5/15/06	2,000,000	2,145,793
4.13%, 11/15/06	650,000	675,258
2.75%, 3/14/08	1,550,000	1,513,153
5.75%, 5/15/12	1,000,000	1,082,187
4.50%, 11/15/12	250,000	248,214
3.88%, 6/14/13	450,000	422,674

		9,114,147

Freddie Mac (13.9%)
4.88%, 3/15/07	1,000,000	1,063,384
5.75%, 4/15/08	400,000	439,290
5.00%, 12/1/17	1,322,854	1,343,873
4.50%, 5/1/18	468,217	467,384

		3,313,931

Government National Mortgage Association (4.5%)
5.28%, 11/16/15	1,000,000	1,061,807

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $23,361,352)		23,293,266

U.S. Treasury Notes (1.2%)
4.00%, 11/15/12	300,000	295,465

TOTAL U.S. TREASURY NOTES (Cost $288,983)		295,465

Investment Companies (0.0%)
	Shares	Value
Wells Fargo 100% Treasury Money Market Fund	1,373	$1,373

TOTAL INVESTMENT COMPANIES (Cost $1,373)		1,373

TOTAL INVESTMENTS (Cost $23,651,708) (a) — 99.1%		23,590,104
Other assets in excess of liabilities — 0.9%		203,603

NET ASSETS — 100.0%		$23,793,707

(a)	Represents cost for financial reporting purposes and differs from value by unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$251,171
Unrealized depreciation	(312,775)

Net unrealized appreciation	$(61,604)

Aggregate cost for federal income tax purposes is substantially the same.

See notes to financial statements

RBC FUNDS, INC.	Schedule of Portfolio Investments (Unaudited)
RBC Quality Income Fund	October 31, 2003

Asset Backed Securities (1.8%)
	Principal Amount	Value
Banking & Financial Services (0.4%)
CIT RV Trust, Series 1999-A, Class A3, 5.96%, 4/15/11	$77,375	$77,782
Green Tree Recreational, Equipment & Consumer Trust, Series 1997-C, Class A1, 6.49%, 2/15/18	68,570	68,708

		146,490

Utilities (1.4%)
Peco Energy Transition Trust, Series 2001-A, Class A1, 6.52%, 12/31/10	500,000	563,141

TOTAL ASSET BACKED SECURITIES (Cost $687,607)		709,631

Commercial Mortgage Backed Securities (7.2%)
Banking & Financial Services (7.2%)
DLJ Commercial Mortgage Corp., 7.12%, 10/10/32	272,323	295,478
GMAC Commercial Mortgage Securities, Inc., Series 1998-C1, Class A1, 6.41%, 5/15/30	622,830	650,684
LB-UBS Commercial Mortgage Trust, 4.39%, 3/15/32	600,000	579,871
Nomura Asset Securities Corp., 6.59%, 3/15/30	535,000	598,062
Residential Accredit Loans, Inc., Series 2002-QS9, Class A3, 6.50%, 7/25/32	310,280	314,250
Washington Mutual, Inc., Series 2002-AR10, Class A6, 4.82%, 10/25/32	400,657	406,148

TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $2,895,462)		2,844,493

Corporate Bonds (52.5%)
Aerospace & Defense (0.4%)
Boeing Co., 6.13%, 2/15/33	165,000	160,713

Airlines (1.8%)
American Airlines, Inc., Series 1999-1, 7.02%, 10/15/09	500,000	498,113
Atlas Air, Inc., Series 1999-1, Class A1, 7.20%, 1/2/19	221,832	201,257

		699,370

Automotive (0.6%)
General Motors, 7.13%, 7/15/13	230,000	239,343

Banking & Financial Services (22.4%)
American Financial Group, 7.13%, 4/15/09	$200,000	$209,460
American General Finance, 5.38%, 10/1/12	300,000	303,152
BankBoston NA, 7.38%, 9/15/06	200,000	224,893
Barclays Bank PLC, 6.86%, 9/15/49	200,000	215,730
BB&T Corp., 6.38%, 6/30/05	500,000	534,882
Capital One Bank Co., 6.65%, 3/15/04	200,000	203,433
Core Investment Grade Trust, 4.73%, 11/30/07	300,000	310,737
Donaldson, Lufkin & Jenrette, Inc., 6.88%, 11/1/05	200,000	217,796
Fannie Mae, 4.63%, 5/1/13	235,000	226,252
Fannie Mae, 6.63%, 11/15/30	360,000	405,625
Ford Motor Credit Co., 5.80%, 1/12/09	145,000	141,255
Ford Motor Credit Co., 7.38%, 2/1/11	200,000	203,631
Freddie Mac, 4.50%, 7/15/13	650,000	635,763
General Motors Acceptance Corp., MTN, 8.38%, 2/22/05	500,000	528,278
General Motors Acceptance Corp., 8.00%, 11/1/31	50,000	51,420
Goldman Sachs Group, Inc., MTN, 7.35%, 10/1/09	250,000	289,337
Household Financial Corp., 5.75%, 1/30/07	500,000	539,834
KeyCorp, 6.75%, 3/15/06	500,000	547,021
KFW International Finance, Inc., 4.75%, 1/24/07	200,000	213,271
Lehman Brothers Holdings, 7.75%, 1/15/05	500,000	538,627
Merrill Lynch & Co., Inc., 6.38%, 10/15/08	500,000	560,027
North Fork Bancorp., 5.00%, 8/15/12	200,000	205,896
SunTrust Bank, Inc., 6.38%, 4/1/11	250,000	277,956
Synovus Financial Corp., 7.25%, 12/15/05	500,000	551,384
Wachovia Corp., 7.45%, 7/15/05	500,000	545,229
Washington Mutual, Inc., 5.63%, 1/15/07	200,000	215,449

		8,896,338

Building & Construction (0.9%)
CRH America, Inc., 5.30%, 10/15/13	145,000	146,102
Pulte Homes, Inc., 6.38%, 5/15/33	200,000	191,186

		337,288

Cable (1.2%)
Comcast Cable Communications, Inc., 7.13%, 6/15/13	135,000	151,508
Comcast Corp., 8.88%, 4/1/07	300,000	316,130

		467,638

Chemicals (1.5%)
E.I. Du Pont de Nemours & Co., 8.25%, 9/15/06	500,000	577,910

Continued

RBC FUNDS, INC.	Schedule of Portfolio Investments (Unaudited)
RBC Quality Income Fund	October 31, 2003

Corporate Bonds, continued:
	Principal Amount	Value
Commercial Services (0.4%)
PHH Corp., 7.13%, 3/1/13	$130,000	$144,122

Computer Industry (0.7%)
IBM Corp., 4.88%, 10/1/06	250,000	265,227

Electric — Integrated (1.6%)
American Electric Power Co., Inc., 6.13%, 5/15/06	135,000	144,997
Constellation Energy Group, 7.60%, 4/1/32	135,000	158,869
Firstenergy Corp., 7.38%, 11/15/31	120,000	128,192
Progress Energy, Inc., 5.85%, 10/30/08	200,000	214,733

		646,791

Energy (0.9%)
Kinder Morgan Energy Partners LP, 7.75%, 3/15/32	150,000	176,766
Tosco Corp., 7.80%, 1/1/27	150,000	179,276

		356,042

Food & Beverages (2.2%)
Coca-Cola Enterprises, 5.38%, 8/15/06	500,000	537,851
General Mills, Inc., 5.13%, 2/15/07	300,000	319,448

		857,299

Foreign Agencies (0.7%)
Ontario Province, 5.50%, 10/1/08	250,000	270,045

Health Care (0.6%)
Wyeth, 6.25%, 3/15/06	200,000	217,235

Insurance (2.1%)
Ace Ltd., 6.00%, 4/1/07	275,000	296,666
AIG SunAmerica, Inc., MTN, 5.75%, 2/16/09	500,000	537,880

		834,546

Machinery & Equipment (0.6%)
Caterpillar, Inc., 7.25%, 9/15/09	200,000	233,193

Media (2.0%)
News America Holdings, Inc., 7.70%, 10/30/25	130,000	148,623
Time Warner Communications, Inc., 8.11%, 8/15/06	400,000	450,547
Time Warner Entertainment, Inc., 8.38%, 7/15/33	140,000	173,773

		772,943

Research & Development (0.7%)
Science Applications International Corp., 7.13%, 7/1/32	245,000	268,389

Restaurants (1.4%)
Darden Restaurants, Inc., 8.38%, 9/15/05	500,000	552,800

Retail (1.5%)
Kroger Co., 7.50%, 4/1/31	$40,000	$45,762
Target Corp., 7.50%, 2/15/05	500,000	535,704

		581,466

Telecommunications (3.0%)
AT&T Wireless Services, Inc., 8.75%, 3/1/31	69,000	82,976
British Telecom PLC, 7.88%, 12/15/05	250,000	276,810
Deutsche Telekom International Finance, 8.25%, 6/15/05	250,000	273,143
SBC Communications, Inc., 5.88%, 2/1/12	250,000	264,758
Sprint Capital Corp., 6.88%, 11/15/28	300,000	282,321

		1,180,008

Textiles (1.4%)
VF Corp., 8.10%, 10/1/05	500,000	549,280

Tobacco (0.5%)
Altria Group, Inc., 7.00%, 7/15/05	200,000	209,566

Transportation & Shipping (2.0%)
Burlington Northern Santa Fe Corp., Series H, 9.25%, 10/1/06	500,000	560,399
Norfolk Southern Corp., 6.20%, 4/15/09	200,000	219,676

		780,075

Utilities (1.4%)
Niagra Mohawk Power Co., 7.75%, 5/15/06	500,000	562,512

TOTAL CORPORATE BONDS (Cost $19,553,178)		20,660,139

U.S. Government Agency Obligations (31.6%)
Fannie Mae (10.5%)
5.00%, 8/1/17	375,285	381,295
5.50%, 8/1/17	648,004	667,451
7.00%, 2/1/26	992,377	1,047,903
6.50%, 5/1/29	202,608	210,757
6.50%, 11/1/32	363,436	377,722
5.50%, 6/1/33	946,418	955,556
5.00%, 9/1/33	497,443	490,957

		4,131,641

Freddie Mac (13.1%)
5.50%, 2/15/26	1,000,000	1,021,197
6.00%, 11/1/32	1,239,572	1,272,418
5.50%, 12/1/32	765,714	772,523
5.50%, 6/1/33	1,200,000	1,210,604
5.00%, 8/1/33	497,478	489,903
6.00%, 9/1/33	400,000	410,595

		5,177,240

Continued

RBC FUNDS, INC.	Schedule of Portfolio Investments (Unaudited)
RBC Quality Income Fund	October 31, 2003

U.S. Government Agency Obligations, continued:
	Principal Amount	Value
Government National Mortgage Association (6.6%)
6.11%, 11/16/21	$351,000	$382,088
5.15%, 6/16/23	210,000	214,986
4.75%, 1/16/30	500,000	500,000
4.36%, 2/16/30	308,967	310,662
6.00%, 9/20/31	164,392	169,371
7.00%, 4/15/32	201,170	213,099
7.50%, 7/15/32	355,208	379,490
6.00%, 10/20/32	439,142	452,476

		2,622,172

Tennessee Valley Authority (1.4%)
6.25%, 12/15/17, Series E	500,000	551,947

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $12,356,866)		12,483,000

U.S. Treasury Notes (2.1%)
3.00%, 7/15/12	560,000	629,190
4.25%, 8/15/13	215,000	214,127

TOTAL U.S. TREASURY NOTES (Cost $825,829)		843,317

U.S. Treasury Bonds (4.3%)
5.25%, 11/15/28	650,000	648,731
5.50%, 8/15/28	750,000	774,374
5.38%, 2/15/31	250,000	258,350

TOTAL U.S. TREASURY BONDS (Cost $1,722,585)		1,681,455

Investment Companies (0.3%)
	Shares	Value
Wells Fargo Prime Investment Money Market Fund	133,884	$133,884

TOTAL INVESTMENT COMPANIES (Cost $133,888)		133,884

TOTAL INVESTMENTS (Cost $38,175,411) (a) — 99.8%		39,355,919
Other assets in excess of liabilities — 0.2%		98,025

NET ASSETS — 100.0%		$39,453,944

(a)	Represents cost for financial reporting purposes and differs from value by unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$1,392,436
Unrealized depreciation	(211,928)

Net unrealized appreciation	$1,180,508

Aggregate cost for federal income tax purposes is substantially the same.

MTN — Medium Term Note
PLC — Public Limited Co.

See notes to financial statements

RBC FUNDS, INC.	Schedule of Portfolio Investments (Unaudited)
RBC North Carolina Tax-Free Bond Fund	October 31, 2003

North Carolina Municipal Obligations (96.0%)
	Principal Amount	Value
Cabarrus County CP, 5.50%, 4/1/15, Callable 4/1/11 @ 102	$500,000	$552,100
Cabarrus County GO, 5.30%, 2/1/08, Callable 2/1/07 @ 100.5, (MBIA Insured)	935,000	1,030,033
Catawba County Memorial Hospital Project Revenue, 4.40%, 10/1/08, (AMBAC Insured)	1,000,000	1,086,890
Centennial Authority Hotel Tax Revenue, Arena Project, 4.65%, 9/1/06, (FSA Insured)	1,000,000	1,081,420
Charlotte GO, Series A, 4.75%, 2/1/10, Callable 2/1/08 @ 101	435,000	469,413
Charlotte Water & Sewer System Revenue, Series A, 4.38%, 7/1/15	250,000	260,320
Charlotte-Mecklenburg Health Care Systems Revenue, Series A, 4.90%, 1/15/10, Callable 1/15/07 @ 102	1,000,000	1,066,740
Cumberland County CP, Series A, 6.20%, 12/1/07, Prerefunded 12/1/04 @ 102, (AMBAC Insured)	1,535,000	1,650,876
Cumberland County Hospital Facilities Revenue, 5.25%, 10/1/10, Callable 10/1/09 @ 101	500,000	542,270
Dare County CP, Series A, 4.50%, 5/1/04, (MBIA Insured)	500,000	508,515
Fayetteville Public Works Commission Revenue, Series A, 5.25%, 3/1/08, Callable 3/1/05 @ 102, (AMBAC Insured)	1,000,000	1,069,180
High Point Water & Sewer System GO, 4.50%, 6/1/16, Callable 6/1/12 @ 101, (MBIA Insured)	250,000	258,453
Iredell County Memorial Hospital Revenue, 5.10%, 10/1/11, Callable 10/1/07 @ 101, (AMBAC Insured)	1,000,000	1,090,060
Lincoln County GO, 4.70%, 6/1/17, Callable 6/1/12 @ 101, (FGIC Security Insured)	250,000	260,373
North Carolina Educational Facilities Finance Agency Revenue, Wake Forest University Project, 5.00%, 11/1/12, Callable 11/1/07 @ 102	500,000	541,530
North Carolina Housing Finance Agency Home Ownership Revenue, Series A1, 4.75%, 1/1/05, AMT	500,000	517,530
North Carolina Housing Finance Agency Home Ownership Revenue, Series 4A, 4.45%, 1/1/07, AMT	240,000	253,781
North Carolina Housing Finance Agency Home Ownership Revenue, Series 4A, 4.45%, 7/1/07, AMT	$240,000	$254,993
North Carolina Housing Finance Agency Home Ownership Revenue, Series 13A, 4.95%, 7/1/14, Callable 7/1/11 @ 100, AMT	250,000	259,248
North Carolina Medical Care Community Health Care Facilities Revenue, Scotland Memorial Hospital Project, 4.75%, 10/1/05, (Radian Insured)	500,000	528,050
North Carolina Medical Care Community Hospital Revenue, Southeastern Regional Medical Center Project, 5.75%, 6/1/13, Callable 6/1/09 @ 102	525,000	568,234
North Carolina Municipal Power Agency #1, Catawba Electric Revenue, 5.25%, 1/1/09, (MBIA-IBC Insured)	500,000	558,780
North Carolina State GO, Series A, 4.75%, 4/1/14, Callable 4/1/08 @ 102	250,000	262,963
North Carolina State Public School Building GO, 4.60%, 4/1/13, Callable 4/1/09 @ 102	250,000	265,490
Pitt County Memorial Hospital Revenue, 5.38%, 12/1/10, Callable 12/1/05 @ 102, Escrowed to Maturity	1,000,000	1,094,850
Pitt County Public Facilities CP, Series A, 5.35%, 4/1/07, (MBIA Insured)	625,000	693,588
Raleigh Durham Airport Authority Revenue, Series A, 5.25%, 11/1/12, Callable 5/1/11 @ 101, (FGIC Insured)	500,000	553,700
Stanly County GO, 4.60%, 2/1/14, Callable 2/1/11 @ 101.5 (AMBAC Insured)	250,000	264,595
Union County Enterprise System Revenue, 5.35%, 6/1/09, Callable 6/1/06 @ 102, (MBIA Insured)	500,000	556,990
Union County GO School, 4.75%, 3/1/13, Callable 3/1/11 @ 101	250,000	267,740
University of North Carolina Greensboro Revenue, Series A, 4.63%, 4/1/13, Callable 4/1/11 @ 101, (FSA Insured)	545,000	577,716
Wake County GO, Series A, 4.75%, 2/1/14, Callable 2/1/11 @ 101.5	500,000	535,535

Continued

RBC FUNDS, INC.	Schedule of Portfolio Investments (Unaudited)
RBC North Carolina Tax-Free Bond Fund	October 31, 2003

North Carolina Municipal Obligations, continued:
	Principal Amount	Value
Winston-Salem CP, Series A, 5.30%, 6/1/09, Callable 6/1/06 @ 102	$1,000,000	$1,105,849
Winston-Salem State University Housing & Dining Systems Revenue, Series B, 4.75%, 1/1/10, Callable 1/1/09 @ 101, (MBIA Insured)	500,000	543,105
Winston-Salem State University Housing & Dining Systems Revenue, Series B, 4.85%, 1/1/11, Callable 1/1/09 @ 101, (MBIA Insured)	500,000	539,255

TOTAL NORTH CAROLINA MUNICIPAL OBLIGATIONS (Cost $20,157,382)		21,670,165

Investment Companies (3.1%)
	Shares	Value
Wells Fargo National Tax-Free Money Market Fund	711,171	$711,171

TOTAL INVESTMENT COMPANIES (Cost $711,171)		711,171

TOTAL INVESTMENTS (Cost $20,868,553) (a) — 99.1%		22,381,336
Other assets in excess of liabilities — 0.9%		204,352

NET ASSETS — 100.0%		$22,585,688

(a)	Represents cost for financial reporting purposes and differs from value by unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$1,512,783
Unrealized depreciation	—

Net unrealized appreciation	$1,512,783

Aggregate cost for federal income tax purposes is substantially the same.

AMBAC — AMBAC Indemnity Corp.
AMT — Alternative Minimum Tax
CP — Certificate of Participation
FGIC — Financial Guaranty Insurance Corp.
FSA — Financial Security Assurance
GO — General Obligation
MBIA — MBIA, Inc.

See notes to financial statements

RBC FUNDS, INC.
October 31, 2003

Statements of Assets and Liabilities (Unaudited)
	RBC Large Cap Equity Fund	RBC Mid Cap Equity Fund	RBC Small Cap Equity Fund	RBC Government Income Fund	RBC Quality Income Fund	RBC North Carolina Tax-Free Bond Fund
Assets:
Investments, at value (cost $37,604,950; $146,477,722; $15,132,413; $23,651,708; $38,175,411; and $20,868,553, respectively)	$42,343,491	$168,673,273	$19,812,672	$23,590,104	$39,355,919	$22,381,336
Cash	—	12,092	—	—	—	—
Interest and dividends receivable	17,009	85,269	423	252,814	425,509	283,672
Receivable for capital shares issued	1,155	64,288	28,157	5,172	—	—
Receivable for investments sold	—	—	—	—	120,012	—
Prepaid expenses	20,384	21,982	13,458	16,965	19,211	3,877

Total Assets	42,382,039	168,856,904	19,854,710	23,865,055	39,920,651	22,668,885

Liabilities:
Distributions payable	—	—	—	45,429	148,013	66,716
Payable for capital shares redeemed	7,957	14,653	250	6,020	—	—
Payable for investments purchased	—	—	—	—	297,001	—
Accrued expenses and other payables:
Investment advisory fees	3,232	12,831	1,507	781	2,602	864
Administration fees	693	2,749	323	391	650	321
Distribution fees	3,546	18,733	3,256	1,603	213	1,127
Other	24,192	50,949	18,183	17,124	18,228	14,169

Total Liabilities	39,620	99,915	23,519	71,348	466,707	83,197

Net Assets	$42,342,419	$168,756,989	$19,831,191	$23,793,707	$39,453,944	$22,585,688

Net Assets Consist Of:
Capital	$83,003,990	$158,941,555	$16,788,948	$23,362,759	$37,069,335	$20,644,455
Accumulated net investment income (loss)	(157,459)	(427,782)	(134,447)	—	(147,849)	(19,969)
Accumulated net realized gains (losses) from investment transactions	(45,242,653)	(11,952,335)	(1,503,569)	492,552	1,351,950	448,419
Net unrealized appreciation (depreciation) on investments	4,738,541	22,195,551	4,680,259	(61,604)	1,180,508	1,512,783

Net Assets	$42,342,419	$168,756,989	$19,831,191	$23,793,707	$39,453,944	$22,585,688

Net Assets:
Class A	$8,007,107	$62,738,734	$5,622,708	$5,987,057	$649,470	$4,450,102
Class B	2,216,082	6,815,589	2,544,774	512,597	124,468	288,101
Class I	32,119,230	99,202,666	11,663,709	17,294,053	38,680,006	17,847,485

Total	$42,342,419	$168,756,989	$19,831,191	$23,793,707	$39,453,944	$22,585,688

Shares Outstanding:
Class A	847,396	5,439,382	444,940	562,868	64,166	420,221
Class B	244,718	641,277	213,212	48,231	12,297	27,198
Class I	3,374,543	8,441,346	909,543	1,626,233	3,821,651	1,685,433

Total	4,466,657	14,522,005	1,567,695	2,237,332	3,898,114	2,132,852

Net Asset Values:
Class A — Offering and redemption price per share	$9.45	$11.53	$12.64	$10.64	$10.12	$10.59

Class B — Offering price per share*	$9.06	$10.63	$11.94	$10.63	$10.12	$10.59

Class I — Offering and redemption price per share	$9.52	$11.75	$12.82	$10.63	$10.12	$10.59

* Redemption price of Class B shares varies based on length of time held.

See notes to financial statements

RBC FUNDS, INC.
For the Six Months Ended October 31, 2003

Statements of Operations (Unaudited)
	RBC Large Cap Equity Fund	RBC Mid Cap Equity Fund	RBC Small Cap Equity Fund	RBC Government Income Fund	RBC Quality Income Fund	RBC North Carolina Tax-Free Bond Fund
Investment Income:
Interest income	$—	$—	$—	$471,119	$1,133,234	$548,013
Dividend income	153,901	620,128	52,919	2,433	1,766	2,385

Total Investment Income	153,901	620,128	52,919	473,552	1,135,000	550,398

Expenses:
Investment advisory fees	155,172	565,486	76,537	41,421	130,425	42,844
Administration Fees	33,252	121,177	16,401	20,711	32,607	18,362
Distribution fees — Class A	20,107	141,654	12,386	15,461	1,391	11,145
Distribution fees — Class B	11,061	35,507	11,844	2,756	591	1,665
Accounting fees	16,499	28,241	16,833	17,259	23,425	18,670
Custodian fees	3,258	9,741	2,653	2,245	4,993	1,806
Insurance fees	2,470	8,280	1,288	1,695	2,576	1,442
Legal and Audit fees	22,982	65,969	14,170	16,948	23,365	15,118
Registration and filing fees	8,759	16,399	12,003	7,072	7,875	4,326
Shareholder reports	7,319	24,925	4,027	4,329	6,501	3,981
Transfer agent fees	33,609	80,059	21,448	14,701	17,044	8,891
Directors’ fees	2,489	8,497	1,268	1,608	2,383	1,318
Other fees	4,437	12,801	2,701	3,148	4,304	2,829

Total expenses before voluntary fee reductions	321,414	1,118,736	193,559	149,354	257,480	132,397

Expenses voluntarily reduced by:
Administrator	—	—	—	—	—	(2,448)
Distributor	(10,054)	(70,826)	(6,193)	(8,419)	(843)	(5,989)

Net Expenses	311,360	1,047,910	187,366	140,935	256,637	123,960

Net Investment Income (Loss)	(157,459)	(427,782)	(134,447)	332,617	878,363	426,438

Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment transactions and other dispositions	(357,028)	1,162,857	2,169,116	1,418,422	591,564	259,747
Change in unrealized appreciation (depreciation) on investments	6,223,515	31,129,568	2,879,768	(1,840,868)	(1,118,610)	(500,109)

Net realized/unrealized gains (losses) from investments	5,866,487	32,292,425	5,048,884	(422,446)	(527,046)	(240,362)

Change in net assets resulting from operations	$5,709,028	$31,864,643	$4,914,437	$(89,829)	$351,317	$186,076

See notes to financial statements

RBC FUNDS, INC.

Statements of Changes in Net Assets
	RBC Large Cap Equity Fund		RBC Mid Cap Equity Fund		RBC Small Cap Equity Fund
	For the Six Months Ended October 31, 2003	For the Year Ended April 30, 2003	For the Six Months Ended October 31, 2003	For the Year Ended April 30, 2003	For the Six Months Ended October 31, 2003	For the Year Ended April 30, 2003
	(Unaudited)		(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$(157,459)	$60,119	$(427,782)	$(398,291)	$(134,447)	$(243,477)
Net realized gains (losses) from investment transactions and other dispositions	(357,028)	(27,566,941)	1,162,857	(11,194,364)	2,169,116	(3,444,713)
Net realized losses from futures contracts	—	—	—	(964,999)	—	—
Change in unrealized appreciation (depreciation) on investments	6,223,515	16,236,068	31,129,568	(22,484,146)	2,879,768	(1,538,562)

Change in net assets from operations	5,709,028	(11,270,754)	31,864,643	(35,041,800)	4,914,437	(5,226,752)

Distributions to Class A Shareholders:
From net investment income	—	(7,430)	—	—	—	—
From net realized gains from investment transactions and futures contracts	—	—	—	(431,775)	—	—
Distributions to Class B Shareholders:
From net investment income	—	(84)	—	—	—	—
From net realized gains from investment transactions and futures contracts	—	—	—	(91,773)	—	—
Distributions to Class I Shareholders:
From net investment income	—	(102,196)	—	—	—	—
From net realized gains from investment transactions and futures contracts	—	—	—	(911,429)	—	—

Change in net assets from shareholder distributions	—	(109,710)	—	(1,434,977)	—	—

Capital Transactions:
Proceeds from shares issued	4,702,462	11,064,718	25,790,302	61,900,000	2,395,347	11,572,346
Dividends reinvested	—	42,295	—	1,432,835	—	—
Cost of shares redeemed	(13,219,289)	(32,862,438)	(39,591,917)	(60,955,952)	(10,629,617)	(11,858,931)

Change in net assets from capital transactions	(8,516,827)	(21,755,425)	(13,801,615)	2,376,883	(8,234,270)	(286,585)

Change in net assets	(2,807,799)	(33,135,889)	18,063,028	(34,099,894)	(3,319,833)	(5,513,337)
Net Assets:
Beginning of period	45,150,218	78,286,107	150,693,961	184,793,855	23,151,024	28,664,361

End of period	$42,342,419	$45,150,218	$168,756,989	$150,693,961	$19,831,191	$23,151,024

Share Transactions:
Issued	518,593	1,337,028	2,396,866	6,443,976	208,601	1,151,705
Reinvested	—	4,865	—	153,085	—	—
Redeemed	(1,458,130)	(3,849,492)	(3,701,229)	(6,461,774)	(920,269)	(1,195,656)

Change in shares transactions	(939,537)	(2,507,599)	(1,304,363)	135,287	(711,668)	(43,951)

See notes to financial statements

RBC FUNDS, INC.

Statements of Changes in Net Assets
	RBC Government Income Fund		RBC Quality Income Fund		RBC North Carolina Tax-Free Bond Fund
	For the Six Months Ended October 31, 2003	For the Year Ended April 30, 2003	For the Six Months Ended October 31, 2003	For the Year Ended April 30, 2003	For the Six Months Ended October 31, 2003	For the Year Ended April 30, 2003
	(Unaudited)		(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income	$332,617	$1,225,319	$878,363	$2,325,888	$426,438	$1,012,731
Net realized gains from investment transactions and other dispositions	1,418,422	1,061,545	591,564	916,167	259,747	276,307
Net change in unrealized appreciation (depreciation) on investment transactions	(1,840,868)	569,204	(1,118,610)	1,645,732	(500,109)	662,001

Change in net assets from operations	(89,829)	2,856,068	351,317	4,887,787	186,076	1,951,039

Distributions to Class A Shareholders:
From net investment income	(68,714)	(204,394)	(11,106)	(21,149)	(73,368)	(152,357)
From net realized gains from investment transactions	—	—	—	(517)	—	(17,628)
Distributions to Class B Shareholders:
From net investment income	(4,773)	(16,464)	(2,058)	(4,338)	(4,631)	(12,581)
From net realized gains from investment transactions	—	—	—	(128)	—	(1,713)
Distributions to Class I Shareholders:
From net investment income	(259,130)	(1,004,461)	(903,008)	(2,445,484)	(348,439)	(847,793)
From net realized gains from investment transactions	—	—	—	(61,931)	—	(91,581)

Change in net assets from shareholder distributions	(332,617)	(1,225,319)	(916,172)	(2,533,547)	(426,438)	(1,123,653)

Capital Transactions:
Proceeds from shares issued	4,083,529	18,519,228	6,446,289	14,829,282	1,125,662	3,005,523
Dividends reinvested	229,733	640,450	255,403	802,986	97,630	279,172
Cost of shares redeemed	(11,293,794)	(19,436,211)	(14,955,772)	(35,226,442)	(4,391,897)	(9,055,257)

Change in net assets from capital transactions	(6,980,532)	(276,533)	(8,254,080)	(19,594,174)	(3,168,605)	(5,770,562)

Change in net assets	(7,402,978)	1,354,216	(8,818,935)	(17,239,934)	(3,408,967)	(4,943,176)
Net Assets:
Beginning of period	31,196,685	29,842,469	48,272,879	65,512,813	25,994,655	30,937,831

End of period	$23,793,707	$31,196,685	$39,453,944	$48,272,879	$22,585,688	$25,994,655

Share Transactions:
Issued	380,509	1,749,231	634,429	1,475,219	105,036	283,408
Reinvested	21,352	60,389	24,937	79,935	9,161	26,293
Redeemed	(1,052,496)	(1,829,882)	(1,460,735)	(3,512,536)	(411,224)	(856,700)

Change in shares transactions	(650,635)	(20,262)	(801,369)	(1,957,382)	(297,027)	(546,999)

See notes to financial statements

RBC FUNDS, INC.

Notes to Financial Statements
October 31, 2003
(Unaudited)

1.	Organization

RBC Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Company was organized as a Maryland corporation on March 1, 1994. At October 31, 2003, the Company consisted of six separate investment portfolios: RBC Large Cap Equity Fund, RBC Mid Cap Equity Fund, RBC Small Cap Equity Fund, RBC Government Income Fund, RBC Quality Income Fund, and the RBC North Carolina Tax-Free Bond Fund (individually, a “Fund”, and collectively, the “Funds”).

The Funds offer three classes of shares: Class A, Class B, and Class I shares. Class A shares are offered with no maximum front-end sales charge. Effective November 1, 2001, offerings of Class B shares were closed to new investors. Class B shares are offered to existing Class B shareholders for reinvestment of dividends and in exchange for Class B shares of other Funds. Class B shares are so offered at net asset value but are subject to a contingent deferred sales charge (“CDSC”). In addition, Class A and Class B shares pay ongoing distribution fees. Class B shares will convert automatically to Class A shares on the first business day of the month following the seventh anniversary of their purchase date. Class I shares are offered to trust or institutional clients of the Funds’ Investment Advisor as well as accounts of brokers and other financial intermediaries affiliated with RBC Financial Group.

The Funds’ investment objectives are as follows:

RBC Large Cap Equity Fund — Long-term capital appreciation. The Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in common stocks of large U.S. companies each having $5 billion or more in market capitalization at the time of purchase by the Fund. Investments may include securities of non-U.S. companies, and the Fund may engage in certain hedging strategies.

RBC Mid Cap Equity Fund — Long-term capital appreciation. The Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in common stocks of mid-sized companies that fall within the market capitalization range of companies in the Standard and Poor’s (“S&P”) MidCap 400 Composite Stock Price Index at the time of purchase by the Fund. Investments may include securities of non-U.S. Companies, and the Fund may engage in certain hedging strategies.

RBC Small Cap Equity Fund — Long-term capital appreciation. The Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in common stocks of small companies. Small capitalization companies are defined by the Fund as companies with a market capitalization of less than $2.0 billion at the time of purchase by the Fund. Investments may include securities of non-U.S. companies, and the Fund may engage in certain hedging strategies.

RBC Government Income Fund — Relatively high current income consistent with relative stability of principal and safety. The Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in U.S. Government obligations (those that are issued or guaranteed by the U.S. Government or its agencies or instrumentalities). The Fund’s investments in securities guaranteed by U.S. Government agencies are primarily mortgage backed securities. In general, its investments will have maximum maturities of ten years.

RBC Quality Income Fund — Current income and capital appreciation. The Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in U.S. Government obligations (those that are issued or guaranteed by the U.S. Government or its agencies or instrumentalities) and investment grade corporate debt obligations as well as other fixed income securities such as asset backed securities, mortgage backed securities and bank obligations. At least 70% of the Fund’s total assets will be invested in securities rated at the time of purchase in one of the three highest categories by nationally recognized statistical rating organizations or unrated securities of comparable quality. The Fund’s other investments may include securities rated BBB by S&P or Baa by Moody’s Investors Service (or deemed of comparable quality), preferred stocks, zero coupon obligations and convertible securities, and the Fund may invest in certain derivatives in order to lengthen or shorten its average portfolio maturity.

RBC North Carolina Tax-Free Bond Fund — High current income that is free from both federal income tax and North Carolina personal income tax, together with relative safety of principal. The Fund must normally invest at least 80% of its net assets, plus any borrowings for investment purposes, in municipal obligations issued by the State of North Carolina, its political subdivisions, and at least 80% of its total assets in bonds, although the Fund expects generally to have a higher percentage of its assets so invested. None of the Fund’s securities will have a remaining maturity of more than fifteen years.

Continued

RBC FUNDS, INC.

Notes to Financial Statements, Continued
October 31, 2003
(Unaudited)

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation:

Bonds and other fixed income securities (other than short-term obligations but including listed issues) are valued on the basis of valuations furnished by an independent pricing service, the use of which has been approved by the Funds’ Board of Directors (the “Board”). In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics other than market data and without exclusive reliance upon quoted prices or exchanges or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Short-term debt obligations, having a remaining maturity of 60 days or less at time of purchase are valued at amortized cost, which approximates market value, as approved by the Board.

The value of each equity security is based either on the last sale price on a national securities exchange, or in the absence of recorded sales, at the closing bid prices on such exchanges, or at the quoted bid price in the over-the-counter market. Securities traded on the National Association of Securities Dealers Automated Quotation System (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. Securities or other assets for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value, are valued at fair market value as determined in good faith by or at the direction of the Board.

Investment Transactions:

Security transactions in the Funds are accounted for on the date the security is purchased or sold (“trade date”). Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Securities gains and losses are calculated on the identified cost basis.

Allocation of Expenses:

Expenses directly attributable to a Fund are charged to that Fund; other expenses are allocated proportionately among each Fund within the Company in relation to the net assets of each Fund or on another reasonable basis. Expenses specific to a class are charged to that class.

Financial Instruments:

Futures Contracts

A Fund may enter into certain futures contracts, including for most Funds, futures contracts based on a specific security, class of securities, foreign currency or an index, purchase or sell options on any such futures contracts and engage in related closing transactions. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. The Funds may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Company the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Company to segregate assets to cover contracts that would require it to purchase securities or currencies. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of a Fund’s futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting a Fund’s ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

Continued

RBC FUNDS, INC.

Notes to Financial Statements, Continued
October 31, 2003
(Unaudited)

Upon entering into a futures contract, the Funds are required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount. This is known as the initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Funds each day, depending on the daily fluctuations in fair value of the underlying index. The Funds recognize a gain or loss equal to the variation margin.

When-Issued Transactions

The Funds may engage in when-issued (to be announced) transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are valued daily and begin earning interest on the settlement date.

Distributions to Shareholders:

The RBC Large Cap Equity Fund, RBC Mid Cap Equity Fund, and RBC Small Cap Equity Fund declare and pay dividends of substantially all of their net investment income monthly. The RBC Government Income Fund, RBC Quality Income Fund, and RBC North Carolina Tax-Free Bond Fund declare dividends of substantially all of their net investment income daily and pay those dividends monthly. Each Fund will distribute, at least annually, substantially all net capital gains, if any, earned by such Fund. Distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require reclassification.

3.	Agreements and Other Transactions with Affiliates

On December 18, 2002, the shareholders of the RBC Funds, Inc. met and approved Voyageur Asset Management Inc. (“Voyageur” or “Advisor”) as the Company’s investment advisor effective December 30, 2002. Voyageur replaced Glenwood Capital Management, Inc., each an indirect wholly-owned subsidiary of the Royal Bank of Canada. The new advisory contracts did not change the rate of advisory fees paid by the Funds. Pursuant to the advisory contracts, the Advisor manages the investments of the Funds and continuously reviews, supervises and administers the Funds’ investments. The Advisor is responsible for placing orders for the purchase and sale of investment securities directly with brokers and dealers selected at its discretion. Under the terms of the advisory contracts the Advisor is entitled to receive fees based on a percentage of the average daily net assets of each of the Funds as follows: 0.70% for the RBC Large Cap Equity Fund, RBC Mid Cap Equity Fund, and the RBC Small Cap Equity Fund, 0.30 % for the RBC Government Income Fund, 0.60% for the RBC Quality Income Fund, and 0.35% for the RBC North Carolina Tax-Free Bond Fund. Certain officers of the Funds are employed by the Advisor. Such individuals are not paid any fees directly by the Funds for serving as officers of the Funds.

BISYS Fund Services Ohio, Inc. (“BISYS”) serves as the Funds’administrator (the “Administrator”), transfer agent, and fund accounting agent. Services provided under the administrative services contract include providing day-to-day administration of matters related to the corporate existence of the Company, maintenance of its records and the preparation of reports. Services provided under the transfer agency agreement include providing personnel and facilities to perform shareholder servicing and transfer agency related services. Under the terms of the administrative services contract, the Administrator receives a fee based on an annual percentage of 0.15% of each Fund’s average daily net assets. The fund accounting fees for the Funds are computed at the annual rate percentage of 0.03% of each Fund’s average daily net assets subject to a $30,000 per Fund annual minimum fee. The transfer agency agreement provides for a per account fee in connection with shareholder servicing.

Each of the Funds has adopted a Master Distribution 12b-1 Plan (the “Plan”) with respect to its Class A and Class B shares, in which Centura Funds Distributor, Inc. (the “Distributor”) acts as the Funds’ distributor. The Distributor is an affiliate of the Funds’Administrator and was formed specifically to distribute shares of the Funds. The Plan provides that Class A and B shares of each Fund will pay the Distributor a fee for its costs incurred in financing certain distribution and shareholder service activities related to that class.

The Plan provides for payments by each Fund to the Distributor at an annual rate not to exceed 0.50% and 1.00% of the Fund’s average daily net assets attributable to its Class A shares and Class B shares, respectively. Such fees may include a service fee totaling up to 0.25% of the average daily net assets attributable to a Fund’s Class A shares and Class B shares, respectively. Service fees are paid to securities dealers and other financial institutions for maintaining shareholder accounts and providing

Continued

RBC FUNDS, INC.

Notes to Financial Statements, Continued
October 31, 2003
(Unaudited)

related services to shareholders. Currently, the Distributor has voluntarily undertaken to limit 12b-1 fees to 0.25% for Class A shares for each Fund and 0.75% for Class B shares of the RBC Government Income Fund, RBC Quality Income Fund, and RBC North Carolina Tax-Free Bond Fund.

In addition, the Distributor also receives the proceeds of any CDSC imposed on redemptions of Class B shares. The following is a summary of the dealer commissions paid to the Distributor, and re-allowed to RBC Centura Securities, Inc., and RBC Dain Rauscher Corp. for Class B shares for the six months ended October 31, 2003:

	Distributor	RBC Centura Securities, Inc.	RBC Dain Rauscher Corp.
RBC Large Cap Equity Fund	$16	$820	$115
RBC Mid Cap Equity Fund	19	691	277
RBC Small Cap Equity Fund	62	222	143
RBC Government Income Fund	—	—	372
RBC Quality Income Fund	—	—	1
RBC North Carolina Tax-Free Bond Fund	—	—	—

4.	Concentration of Credit Risk

The RBC North Carolina Tax-Free Bond Fund invests substantially all of its assets in a portfolio of tax-exempt debt obligations issued by the state of North Carolina and its authorities and agencies. The issuers’abilities to meet their obligations may be affected by economic or political developments in the state of North Carolina.

5.	Securities Transactions

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended October 31, 2003 were as follows:

	Purchases	Sales
RBC Large Cap Equity Fund	$7,243,118	$15,925,559
RBC Mid Cap Equity Fund	3,062,788	17,904,318
RBC Small Cap Equity Fund	3,351,046	11,033,815
RBC Government Income Fund	12,163,190	18,850,151
RBC Quality Income Fund	15,384,924	25,073,536
RBC North Carolina Tax-Free Bond Fund	—	2,697,588

Continued

RBC FUNDS, INC.

Notes to Financial Statements, Continued
October 31, 2003
(Unaudited)

6.	Capital Share Transactions

The Company is authorized to issue 1.05 billion shares of capital stock with a par value of $0.001. Transactions in shares of the Funds are summarized below:

	RBC Large Cap Equity Fund		RBC Mid Cap Equity Fund		RBC Small Cap Equity Fund
	For the Six Months Ended October 31, 2003	For the Year Ended April 30, 2003	For the Six Months Ended October 31, 2003	For the Year Ended April 30, 2003	For the Six Months Ended October 31, 2003	For the Year Ended April 30, 2003
	(Unaudited)		(Unaudited)		(Unaudited)
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$712,512	$1,538,621	$13,927,451	$16,476,708	$986,593	$1,636,622
Dividends reinvested	—	7,313	—	431,044	—	—
Cost of shares redeemed	(1,408,641)	(2,281,945)	(10,936,351)	(12,374,155)	(817,505)	(2,189,243)

Change in Class A	$(696,129)	$(736,011)	$2,991,100	$4,533,597	$169,088	$(552,621)

Class B
Proceeds from shares issued	$18,382	$9,035	$3,847	$101,052	$2,300	$60,044
Dividends reinvested	—	83	—	90,507	—	—
Cost of shares redeemed	(154,279)	(1,176,765)	(2,003,398)	(4,386,652)	(143,437)	(726,987)

Change in Class B	$(135,897)	$(1,167,647)	$(1,999,551)	$(4,195,093)	$(141,137)	$(666,943)

Class I
Proceeds from shares issued	$3,971,568	$9,517,062	$11,859,004	$45,322,240	$1,406,454	$9,875,680
Dividends reinvested	—	34,899	—	911,284	—	—
Cost of shares redeemed	(11,656,369)	(29,403,728)	(26,652,168)	(44,195,145)	(9,668,675)	(8,942,701)

Change in Class I	$(7,684,801)	$(19,851,767)	$(14,793,164)	$2,038,379	$(8,262,221)	$932,979

Net change from capital transactions	$(8,516,827)	$(21,755,425)	$(13,801,615)	$2,376,883	$(8,234,270)	$(286,585)

SHARE TRANSACTIONS:
Class A
Issued	78,629	185,996	1,308,211	1,732,854	84,956	161,020
Reinvested	—	840	—	46,444	—	—
Redeemed	(154,190)	(267,940)	(1,029,810)	(1,317,376)	(71,112)	(222,587)

Change in Class A	(75,561)	(81,104)	278,401	461,922	13,844	(61,567)

Class B
Issued	2,172	897	315	10,344	215	5,709
Reinvested	—	10	—	10,494	—	—
Redeemed	(17,745)	(144,837)	(206,944)	(507,839)	(13,464)	(75,173)

Change in Class B	(15,573)	(143,930)	(206,629)	(487,001)	(13,249)	(69,464)

Class I
Issued	437,792	1,150,135	1,088,340	4,700,778	123,430	984,976
Reinvested	—	4,015	—	96,147	—	—
Redeemed	(1,286,195)	(3,436,715)	(2,464,475)	(4,636,559)	(835,693)	(897,896)

Change in Class I	(848,403)	(2,282,565)	(1,376,135)	160,366	(712,263)	87,080

Net change from share transactions	(939,537)	(2,507,599)	(1,304,363)	135,287	(711,668)	(43,951)

Continued

RBC FUNDS, INC.

Notes to Financial Statements, Continued
October 31, 2003
(Unaudited)

	RBC Government Income Fund		RBC Quality Income Fund		RBC North Carolina Tax-Free Bond Fund
	For the Six Months Ended October 31, 2003	For the Year Ended April 30, 2003	For the Six Months Ended October 31, 2003	For the Year Ended April 30, 2003	For the Six Months Ended October 31, 2003	For the Year Ended April 30, 2003
	(Unaudited)		(Unaudited)		(Unaudited)
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$1,893,510	$3,854,740	$284,487	$263,717	$163,791	$54,693
Dividends reinvested	73,143	198,234	10,386	21,580	70,108	157,897
Cost of shares redeemed	(2,129,227)	(3,207,198)	(138,083)	(297,858)	(37,800)	(551,453)

Change in Class A	$(162,574)	$845,776	$156,790	$(12,561)	$196,099	$(338,863)

Class B
Proceeds from shares issued	$—	$291,402	$10,564	$3,599	$—	$31,404
Dividends reinvested	3,875	11,104	2,036	4,513	3,419	11,314
Cost of shares redeemed	(72,045)	(160,401)	(354)	(6,601)	(155,848)	(36,614)

Change in Class B	$(68,170)	$142,105	$12,246	$1,511	$(152,429)	$6,104

Class I
Proceeds from shares issued	$2,190,019	$14,373,086	$6,151,238	$14,561,966	$961,871	$2,919,426
Dividends reinvested	152,715	431,112	242,981	776,893	24,103	109,961
Cost of shares redeemed	(9,092,522)	(16,068,612)	(14,817,335)	(34,921,983)	(4,198,249)	(8,467,190)

Change in Class I	$(6,749,788)	$(1,264,414)	$(8,423,116)	$(19,583,124)	$(3,212,275)	$(5,437,803)

Net change from capital transactions	$(6,980,532)	$(276,533)	$(8,254,080)	$(19,594,174)	$(3,168,605)	$(5,770,562)

SHARE TRANSACTIONS:
Class A
Issued	177,613	362,476	27,974	26,116	15,219	5,152
Reinvested	6,799	18,678	1,015	2,146	6,578	14,895
Redeemed	(198,466)	(302,503)	(13,551)	(29,621)	(3,591)	(51,739)

Change in Class A	(14,054)	78,651	15,438	(1,359)	18,206	(31,692)

Class B
Issued	—	27,471	1,033	354	—	2,908
Reinvested	360	1,046	199	449	320	1,067
Redeemed	(6,714)	(15,032)	(35)	(644)	(14,470)	(3,482)

Change in Class B	(6,354)	13,485	1,197	159	(14,150)	493

Class I
Issued	202,896	1,359,284	605,422	1,448,749	89,817	275,348
Reinvested	14,193	40,665	23,723	77,340	2,263	10,331
Redeemed	(847,316)	(1,512,347)	(1,447,149)	(3,482,271)	(393,163)	(801,479)

Change in Class I	(630,227)	(112,398)	(818,004)	(1,956,182)	(301,083)	(515,800)

Net change from share transactions	(650,635)	(20,262)	(801,369)	(1,957,382)	(297,027)	(546,999)

Continued

RBC FUNDS, INC.

Notes to Financial Statements, Continued
October 31, 2003
(Unaudited)

7.	Federal Income Taxes

It is the policy of each Fund to qualify or continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable section of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gain sufficient to relieve it from all, or substantially all federal income taxes.

8.	Change in Auditors

During the Funds’ fiscal year, PricewaterhouseCoopers LLP resigned as the Funds’ independent auditors on the basis it was no longer “independent” of the Funds within the meaning of their professional standards. On December 2, 2003, the Board engaged Deloitte & Touche LLP as the Funds’ new independent auditors as of that date for the remainder of the fiscal year ending April 30, 2004.

9.	Subsequent Event

On December 2, 2003, the Funds’ Board approved, among other items, a Plan of Reorganization, subject to shareholder approval, whereby the Corporation would reorganize as a Delaware trust. Shareholders of the Funds will also be asked to approve, among other proposals, the election of nine Directors to the Board.

Continued

RBC FUNDS, INC.
RBC Large Cap Equity Fund

Financial Highlights
(Selected data for a share outstanding throughout the period indicated)

		Investment Activities			Distributions							Ratios/Supplemental Data

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Return of Capital		Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return*		Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses to Average Net Assets**		Portfolio Turnover***

Class A
For the Six Months Ended October 31, 2003 (Unaudited)	$ 8.33	(0.04)	1.16	1.12	—	—		—	—	$ 9.45	13.45	%(b)	$ 8,007	1.56	%(c)	(0.86	%)(c)	1.81	%(c)	17%
Year Ended April 30, 2003	9.87	—	(1.53)	(1.53)	(0.01)	—		—	(0.01)	8.33	(15.53%)		7,686	1.46%		(0.07%)		1.71%		90%
Year Ended April 30, 2002	12.02	(0.02)	(2.13)	(2.15)	(a )	(a	)	—	—	9.87	(17.87%)		9,906	1.34%		(0.14%)		1.59%		33%
Year Ended April 30, 2001	15.56	(0.04)	(2.55)	(2.59)	—	—		(0.95)	(0.95)	12.02	(17.24%)		14,126	1.25%		(0.28%)		1.50%		31%
Year Ended April 30, 2000	13.81	(0.02)	2.03	2.01	(0.01)	—		(0.25)	(0.26)	15.56	14.63%		19,044	1.25%		(0.22%)		1.50%		63%
Year Ended April 30, 1999	12.60	0.10	2.19	2.29	(0.10)	—		(0.98)	(1.08)	13.81	19.58%		2,335	1.14%		0.72%		1.51%		114%

Class B
For the Six Months Ended October 31, 2003 (Unaudited)	$ 8.01	(0.07)	1.12	1.05	—	—		—	—	$ 9.06	13.11	%(b)	$ 2,216	2.31	%(c)	(1.61	%)(c)	(c)	(d)	17%
Year Ended April 30, 2003	9.56	(0.08)	(1.47)	(1.55)	(a )	—		—	—	8.01	(16.21%)		2,085	2.21%		(0.80%)		(d	)	90%
Year Ended April 30, 2002	11.73	(0.10)	(2.07)	(2.17)	—	—		—	—	9.56	(18.50%)		3,865	2.09%		(0.89%)		(d	)	33%
Year Ended April 30, 2001	15.32	(0.14)	(2.50)	(2.64)	—	—		(0.95)	(0.95)	11.73	(17.85%)		5,990	2.00%		(1.03%)		(d	)	31%
Year Ended April 30, 2000	13.70	(0.11)	1.98	1.87	—	—		(0.25)	(0.25)	15.32	13.72%		7,703	2.00%		(0.94%)		(d	)	63%
Year Ended April 30, 1999	12.55	(0.01)	2.20	2.19	(0.06)	—		(0.98)	(1.04)	13.70	18.76%		4,138	1.90%		(0.09%)		2.01%		114%

Class I
For the Six Months Ended October 31, 2003 (Unaudited)	$ 8.38	(0.03)	1.17	1.14	—	—		—	—	$ 9.52	13.60	%(b)	$ 32,119	1.31	%(c)	(0.62	%)(c)	(c	)(d)	17%
Year Ended April 30, 2003	9.92	0.03	(1.55)	(1.52)	(0.02)	—		—	(0.02)	8.38	(15.34%)		35,379	1.21%		0.20%		(d	)	90%
Year Ended April 30, 2002	12.07	0.02	(2.15)	(2.13)	(0.01)	(0.01)		—	(0.02)	9.92	(17.71%)		64,516	1.09%		0.11%		(d	)	33%
Year Ended April 30, 2001	15.57	—	(2.55)	(2.55)	(a )	—		(0.95)	(0.95)	12.07	(16.96%)		149,839	1.00%		(0.03%)		(d	)	31%
Year Ended April 30, 2000	13.80	0.01	2.03	2.04	(0.02)	—		(0.25)	(0.27)	15.57	14.88%		194,157	1.00%		0.09%		(d	)	63%
Year Ended April 30, 1999	12.58	0.12	2.21	2.33	(0.13)	—		(0.98)	(1.11)	13.80	19.94%		139,857	0.92%		0.82%		1.02%		114%

*	Excludes contingent deferred sales charge for class B.
**	During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
***	Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(a)	Less than $0.01 per share.
(b)	Not annualized.
(c)	Annualized.
(d)	There were no waivers or reimbursements during the period.

See notes to financial statements

RBC FUNDS, INC.
RBC Mid Cap Equity Fund

Financial Highlights
(Selected data for a share outstanding throughout the period indicated)

		Investment Activities			Distributions						Ratios/Supplemental Data

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return*		Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses to Average Net Assets**		Portfolio Turnover***

Class A
For the Six Months Ended October 31, 2003 (Unaudited)	$ 9.46	(0.03)	2.10	2.07	—	—	—	$ 11.53	21.88	%(b)	$ 62,739	1.41	%(c)	(0.65	%)(c)	1.66	%(c)	2%
Year Ended April 30, 2003	11.73	(0.03)	(2.15)	(2.18)	—	(0.09)	(0.09)	9.46	(18.58%)		48,806	1.40%		(0.37%)		1.65%		28%
Year Ended April 30, 2002	11.99	(0.01)	0.67	0.66	(0.01)	(0.91)	(0.92)	11.73	5.99%		55,143	1.37%		(0.22%)		1.62%		19%
Year Ended April 30, 2001	14.02	0.01	0.98	0.99	(0.01)	(3.01)	(3.02)	11.99	5.92%		28,312	1.31%		0.09%		1.56%		66%
Year Ended April 30, 2000	15.33	(0.02)	2.69	2.67	—	(3.98)	(3.98)	14.02	21.15%		30,374	1.31%		(0.17%)		1.56%		61%
Year Ended April 30, 1999	16.14	0.03	1.15	1.18	(0.04)	(1.95)	(1.99)	15.33	8.59%		14,034	1.28%		0.20%		1.53%		142%

Class B
For the Six Months Ended October 31, 2003 (Unaudited)	$ 8.75	(0.08)	1.96	1.88	—	—	—	$ 10.63	21.49	%(b)	$ 6,816	2.17	%(c)	(1.39	%)(c)	(c	)(d)	2%
Year Ended April 30, 2003	10.95	(0.13)	(1.98)	(2.11)	—	(0.09)	(0.09)	8.75	(19.26%)		7,416	2.15%		(1.12%)		(d	)	28%
Year Ended April 30, 2002	11.32	(0.10)	0.64	0.54	—	(0.91)	(0.91)	10.95	5.31%		14,619	2.12%		(0.90%)		(d	)	19%
Year Ended April 30, 2001	13.47	(0.08)	0.94	0.86	—	(3.01)	(3.01)	11.32	5.12%		16,514	2.06%		(0.66%)		(d	)	66%
Year Ended April 30, 2000	14.97	(0.13)	2.61	2.48	—	(3.98)	(3.98)	13.47	20.31%		17,209	2.06%		(0.90%)		(d	)	61%
Year Ended April 30, 1999	15.88	(0.07)	1.12	1.05	(0.01)	(1.95)	(1.96)	14.97	7.83%		19,269	2.04%		(0.55%)		(d	)	142%

Class I
For the Six Months Ended October 31, 2003 (Unaudited)	$ 9.62	(0.02)	2.15	2.13	—	—	—	$ 11.75	22.14	%(b)	$ 99,203	1.16	%(c)	(0.40	%)(c)	(c	)(d)	2%
Year Ended April 30, 2003	11.91	(0.01)	(2.19)	(2.20)	—	(0.09)	(0.09)	9.62	(18.46%)		94,472	1.15%		(0.12%)		(d	)	28%
Year Ended April 30, 2002	12.13	0.01	0.69	0.70	(0.01)	(0.91)	(0.92)	11.91	6.34%		115,032	1.12%		0.10%		(d	)	19%
Year Ended April 30, 2001	14.14	0.04	0.99	1.03	(0.03)	(3.01)	(3.04)	12.13	6.17%		120,842	1.06%		0.35%		(d	)	66%
Year Ended April 30, 2000	15.37	0.01	2.74	2.75	(a )	(3.98)	(3.98)	14.14	21.67%		84,905	1.06%		0.10%		(d	)	61%
Year Ended April 30, 1999	16.16	0.07	1.15	1.22	(0.06)	(1.95)	(2.01)	15.37	8.93%		138,897	1.03%		0.46%		(d	)	142%

*	Excludes contingent deferred sales charge for class B.
**	During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
***	Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(a)	Less than $0.01 per share.
(b)	Not annualized.
(c)	Annualized.
(d)	There were no waivers or reimbursements during the period.

See notes to financial statements

RBC FUNDS, INC.
RBC Small Cap Equity Fund

Financial Highlights
(Selected data for a share outstanding throughout the period indicated)

		Investment Activities			Distributions						Ratios/Supplemental Data

	Net Asset Value, Beginning of Period	Net Investment Loss	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return*		Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Loss to Average Net Assets		Ratio of Expenses to Average Net Assets**		Portfolio Turnover***

Class A
For the Six Months Ended October 31, 2003 (Unaudited)	$ 10.11	(0.07)	2.60	2.53	—	—	—	$ 12.64	25.02	%(a)	$ 5,623	1.81	%(b)	(1.30	%)(b)	2.06	%(b)	16%
Year Ended April 30, 2003	12.32	(0.12)	(2.09)	(2.21)	—	—	—	10.11	(17.94%)		4,359	1.70%		(1.12%)		1.95%		120%
Year Ended April 30, 2002	11.56	(0.11)	1.04	0.93	—	(0.17)	(0.17)	12.32	8.17%		6,069	1.61%		(0.99%)		1.86%		31%
Year Ended April 30, 2001	12.50	(0.11)	0.08	(0.03)	—	(0.91)	(0.91)	11.56	(0.43%)		5,870	1.49%		(0.85%)		1.74%		71%
Year Ended April 30, 2000	12.69	(0.09)	2.31	2.22	—	(2.41)	(2.41)	12.50	19.97%		6,881	1.46%		(0.80%)		1.71%		258%
Year Ended April 30, 1999	14.99	(0.06)	(1.20)	(1.26)	—	(1.04)	(1.04)	12.69	(8.05%)		3,046	1.48%		(0.43%)		1.73%		130%

Class B
For the Six Months Ended October 31, 2003 (Unaudited)	$ 9.59	(0.11)	2.46	2.35	—	—	—	$ 11.94	24.50	%(a)	$ 2,545	2.56	%(b)	(2.05	%)(b)	(b	)(c)	16%
Year Ended April 30, 2003	11.77	(0.21)	(1.97)	(2.18)	—	—	—	9.59	(18.52%)		2,171	2.45%		(1.87%)		(c	)	120%
Year Ended April 30, 2002	11.14	(0.19)	0.99	0.80	—	(0.17)	(0.17)	11.77	7.30%		3,483	2.36%		(1.73%)		(c	)	31%
Year Ended April 30, 2001	12.17	(0.19)	0.07	(0.12)	—	(0.91)	(0.91)	11.14	(1.20%)		4,159	2.24%		(1.60%)		(c	)	71%
Year Ended April 30, 2000	12.50	(0.20)	2.28	2.08	—	(2.41)	(2.41)	12.17	19.09%		4,578	2.21%		(1.53%)		(c	)	258%
Year Ended April 30, 1999	14.90	(0.14)	(1.22)	(1.36)	—	(1.04)	(1.04)	12.50	(8.79%)		5,108	2.23%		(1.19%)		(c	)	130%

Class C
For the Six Months Ended October 31, 2003 (Unaudited)	$ 10.25	(0.09)	2.66	2.57	—	—	—	$ 12.82	25.07	%(a)	$ 11,664	1.54	%(b)	(1.07	%)(b)	(b	)(c)	16%
Year Ended April 30, 2003	12.45	(0.09)	(2.11)	(2.20)	—	—	—	10.25	(17.67%)		16,621	1.45%		(0.87%)		(c	)	120%
Year Ended April 30, 2002	11.66	(0.07)	1.03	0.96	—	(0.17)	(0.17)	12.45	8.36%		19,113	1.36%		(0.72%)		(c	)	31%
Year Ended April 30, 2001	12.57	(0.06)	0.06	—	—	(0.91)	(0.91)	11.66	(0.17%)		22,877	1.24%		(0.60%)		(c	)	71%
Year Ended April 30, 2000	12.72	(0.07)	2.33	2.26	—	(2.41)	(2.41)	12.57	20.24%		20,645	1.21%		(0.51%)		(c	)	258%
Year Ended April 30, 1999	14.99	(0.02)	(1.21)	(1.23)	—	(1.04)	(1.04)	12.72	(7.84%)		30,057	1.23%		(0.19%)		(c	)	130%

*	Excludes contingent deferred sales charge for class B.
**	During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
***	Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(a)	Not annualized.
(b)	Annualized.
(c)	There were no waivers or reimbursements during the period.

See notes to financial statements

RBC FUNDS, INC.
RBC Government Income Fund

Financial Highlights
(Selected data for a share outstanding throughout the period indicated)

		Investment Activities			Distributions						Ratios/Supplemental Data

	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return*		Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Ratio of Expenses to Average Net Assets**		Portfolio Turnover***

Class A
For the Six Months Ended October 31, 2003 (Unaudited)	$ 10.80	0.12	(0.16)	(0.04)	(0.12)	—	(0.12)	$ 10.64	(0.37	%)(a)	$ 5,987	1.21	%(b)	2.22	%(b)	1.46	%(b)	45%
Year Ended April 30, 2003	10.26	0.38	0.54	0.92	(0.38)	—	(0.38)	10.80	9.07%		6,233	1.08%		3.55%		1.33%		67%
Year Ended April 30, 2002	10.14	0.51	0.12	0.63	(0.51)	—	(0.51)	10.26	6.28%		5,113	1.04%		4.93%		1.29%		35%
Year Ended April 30, 2001	9.66	0.56	0.48	1.04	(0.56)	—	(0.56)	10.14	11.01%		5,139	0.93%		5.61%		1.18%		103%
Year Ended April 30, 2000	10.03	0.50	(0.33)	0.17	(0.50)	(0.04)	(0.54)	9.66	1.73%		4,493	0.88%		5.13%		1.13%		60%
Year Ended April 30, 1999	10.19	0.50	0.04	0.54	(0.50)	(0.20)	(0.70)	10.03	5.38%		678	0.84%		4.85%		1.09%		104%

Class B
For the Six Months Ended October 31, 2003 (Unaudited)	$ 10.80	0.09	(0.17)	(0.08)	(0.09)	—	(0.09)	$ 10.63	(0.72	%)(a)	$ 513	1.71	%(b)	1.73	%(b)	1.96	%(b)	45%
Year Ended April 30, 2003	10.25	0.33	0.55	0.88	(0.33)	—	(0.33)	10.80	8.64%		589	1.58%		3.05%		1.83%		67%
Year Ended April 30, 2002	10.13	0.46	0.12	0.58	(0.46)	—	(0.46)	10.25	5.76%		421	1.54%		4.42%		1.79%		35%
Year Ended April 30, 2001	9.66	0.51	0.47	0.98	(0.51)	—	(0.51)	10.13	10.36%		323	1.43%		5.13%		1.68%		103%
Year Ended April 30, 2000	10.03	0.45	(0.33)	0.12	(0.45)	(0.04)	(0.49)	9.66	1.23%		232	1.38%		4.63%		1.63%		60%
Year Ended April 30, 1999	10.18	0.45	0.05	0.50	(0.45)	(0.20)	(0.65)	10.03	4.96%		195	1.35%		4.32%		1.60%		104%

Class I
For the Six Months Ended October 31, 2003 (Unaudited)	$ 10.80	0.13	(0.17)	(0.04)	(0.13)	—	(0.13)	$ 10.63	(0.34	%)(a)	$ 17,294	0.95	%(b)	2.49	%(b)	(b	)(c)	45%
Year Ended April 30, 2003	10.26	0.40	0.54	0.94	(0.40)	—	(0.40)	10.80	9.34%		24,375	0.83%		3.82%		(c	)	67%
Year Ended April 30, 2002	10.14	0.53	0.12	0.65	(0.53)	—	(0.53)	10.26	6.55%		24,308	0.79%		5.19%		(c	)	35%
Year Ended April 30, 2001	9.66	0.58	0.48	1.06	(0.58)	—	(0.58)	10.14	11.29%		33,859	0.68%		5.87%		(c	)	103%
Year Ended April 30, 2000	10.03	0.53	(0.33)	0.20	(0.53)	(0.04)	(0.57)	9.66	1.99%		43,486	0.63%		5.31%		(c	)	60%
Year Ended April 30, 1999	10.19	0.52	0.04	0.56	(0.52)	(0.20)	(0.72)	10.03	5.64%		118,640	0.59%		5.11%		(c	)	104%

*	Excludes contingent deferred sales charge for class B.
**	During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
***	Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(a)	Not annualized.
(b)	Annualized.
(c)	There were no waivers or reimbursements during the period.

See notes to financial statements

RBC FUNDS, INC.
RBC Quality Income Fund

Financial Highlights
(Selected data for a share outstanding throughout the period indicated)

		Investment Activities			Distributions						Ratios/Supplemental Data

	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return*		Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Ratio of Expenses to Average Net Assets**		Portfolio Turnover***

Class A
For the Six Months Ended October 31, 2003 (Unaudited)	$ 10.27	0.20	(0.15)	0.05	(0.20)	—	(0.20)	$ 10.12	0.53	%(c)	$ 649	1.43	%(d)	3.82	%(d)	1.68	%(d)	36%
Year Ended April 30, 2003	9.84	0.41	0.47	0.88	(0.44)	(0.01)	(0.45)	10.27	9.09%		501	1.31%		4.03%		1.56%		79%
Year Ended April 30, 2002	10.06	0.51	(0.15)	0.36	(0.52)	(0.06)	(0.58)	9.84	3.67%		493	1.22%		5.03%		1.47%		88%
Year Ended April 30, 2001	9.50	0.58	0.58	1.16	(0.58)	(0.02)	(0.60)	10.06	12.46%		324	1.16%		5.88%		1.41%		130%
Period Ended April 30, 2000 (a)	10.00	0.50	(0.50)	—	(0.50)	—	(0.50)	9.50	0.03	%(c)	240	1.34	%(d)	5.50	%(d)	1.59	%(d)	314%

Class B
For the Six Months Ended October 31, 2003 (Unaudited)	$ 10.27	0.17	(0.14)	0.03	(0.18)	—	(0.18)	$ 10.12	0.28	%(c)	$ 124	1.93	%(d)	3.31	%(d)	2.18	%(d)	36%
Year Ended April 30, 2003	9.84	0.36	0.47	0.83	(0.39)	(0.01)	(0.40)	10.27	8.54%		114	1.81%		3.52%		2.06%		79%
Year Ended April 30, 2002	10.06	0.47	(0.15)	0.32	(0.48)	(0.06)	(0.54)	9.84	3.17%		108	1.72%		4.50%		1.97%		88%
Period Ended April 30, 2001 (b)	9.55	0.54	0.53	1.07	(0.54)	(0.02)	(0.56)	10.06	10.37	%(c)	44	1.68	%(d)	5.25	%(d)	1.90	%(d)	130%

Class I
For the Six Months Ended October 31, 2003 (Unaudited)	$ 10.27	0.20	(0.13)	0.07	(0.22)	—	(0.22)	$ 10.12	0.66	%(c)	$ 38,680	1.18	%(d)	4.05	%(d)	(d	)(e)	36%
Year Ended April 30, 2003	9.84	0.42	0.48	0.90	(0.46)	(0.01)	(0.47)	10.27	9.33%		47,658	1.06%		4.30%		(e	)	79%
Year Ended April 30, 2002	10.06	0.54	(0.15)	0.39	(0.55)	(0.06)	(0.61)	9.84	3.93%		64,912	0.97%		5.34%		(e	)	88%
Year Ended April 30, 2001	9.50	0.60	0.58	1.18	(0.60)	(0.02)	(0.62)	10.06	12.74%		77,808	0.91%		6.10%		(e	)	130%
Period Ended April 30, 2000 (a)	10.00	0.52	(0.50)	0.02	(0.52)	—	(0.52)	9.50	0.20	%(c)	69,558	1.09	%(d)	5.65	%(d)	1.11	%(d)	314%

*	Excludes contingent deferred sales charge for class B.
**	During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
***	Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(a)	For the period from May 11, 1999 (commencement of operations) to April 30, 2000.
(b)	For the period from June 12, 2000 (commencement of operations) to April 30, 2001.
(c)	Not annualized.
(d)	Annualized.
(e)	There were no waivers or reimbursements during the period.

See notes to financial statements

RBC FUNDS, INC.
RBC North Carolina Tax-Free Bond Fund

Financial Highlights
(Selected data for a share outstanding throughout the period indicated)

		Investment Activities			Distributions						Ratios/Supplemental Data

	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return*		Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Ratio of Expenses to Average Net Assets**		Portfolio Turnover***

Class A
For the Six Months Ended October 31, 2003 (Unaudited)	$ 10.70	0.18	(0.11)	0.07	(0.18)	—	(0.18)	$ 10.59	0.62	%(a)	$ 4,450	1.21	%(b)	3.29	%(b)	1.48	%(b)	0%
Year Ended April 30, 2003	10.39	0.36	0.35	0.71	(0.36)	(0.04)	(0.40)	10.70	6.96%		4,301	1.12%		3.41%		1.39%		2%
Year Ended April 30, 2002	10.30	0.38	0.19	0.57	(0.38)	(0.10)	(0.48)	10.39	5.64%		4,507	1.10%		3.61%		1.37%		7%
Year Ended April 30, 2001	9.91	0.40	0.39	0.79	(0.40)	—	(0.40)	10.30	8.04%		4,225	1.00%		3.88%		1.28%		13%
Year Ended April 30, 2000	10.45	0.38	(0.51)	(0.13)	(0.39)	(0.02)	(0.41)	9.91	(1.15%)		4,554	0.98%		3.85%		1.26%		14%
Year Ended April 30, 1999	10.30	0.41	0.20	0.61	(0.41)	(0.05)	(0.46)	10.45	5.96%		4,870	0.82%		3.89%		1.26%		11%

Class B
For the Six Months Ended October 31, 2003 (Unaudited)	$ 10.70	0.15	(0.11)	0.04	(0.15)	—	(0.15)	$ 10.59	0.37	%(a)	$ 288	1.71	%(b)	2.79	%(b)	1.98	%(b)	0%
Year Ended April 30, 2003	10.40	0.31	0.34	0.65	(0.31)	(0.04)	(0.35)	10.70	6.33%		443	1.62%		2.91%		1.89%		2%
Year Ended April 30, 2002	10.30	0.32	0.20	0.52	(0.32)	(0.10)	(0.42)	10.40	5.21%		425	1.60%		3.11%		1.87%		7%
Year Ended April 30, 2001	9.92	0.34	0.38	0.72	(0.34)	—	(0.34)	10.30	7.39%		439	1.50%		3.38%		1.77%		13%
Year Ended April 30, 2000	10.46	0.33	(0.51)	(0.18)	(0.34)	(0.02)	(0.36)	9.92	(1.64%)		449	1.48%		3.34%		1.76%		14%
Year Ended April 30, 1999	10.30	0.36	0.21	0.57	(0.36)	(0.05)	(0.41)	10.46	5.53%		570	1.32%		3.38%		1.76%		11%

Class I
For the Six Months Ended October 31, 2003 (Unaudited)	$ 10.70	0.19	(0.11)	0.08	(0.19)	—	(0.19)	$ 10.59	0.75	%(a)	$ 17,847	0.96	%(b)	3.54	%(b)	0.98	%(b)	0%
Year Ended April 30, 2003	10.39	0.39	0.35	0.74	(0.39)	(0.04)	(0.43)	10.70	7.23%		21,251	0.87%		3.66%		0.89%		2%
Year Ended April 30, 2002	10.30	0.40	0.19	0.59	(0.40)	(0.10)	(0.50)	10.39	5.90%		26,006	0.85%		3.86%		0.87%		7%
Year Ended April 30, 2001	9.91	0.42	0.39	0.81	(0.42)	—	(0.42)	10.30	8.31%		29,223	0.75%		4.13%		0.77%		13%
Year Ended April 30, 2000	10.45	0.41	(0.51)	(0.10)	(0.42)	(0.02)	(0.44)	9.91	(0.90%)		32,461	0.73%		4.09%		0.76%		14%
Year Ended April 30, 1999	10.30	0.43	0.20	0.63	(0.43)	(0.05)	(0.48)	10.45	6.22%		39,519	0.56%		4.15%		0.76%		11%

*	Excludes contingent deferred sales charge for class B.
**	During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
***	Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(a)	Not annualized.
(b)	Annualized.

See notes to financial statements

RBC Funds

For additional information on the
RBC FUNDS, call
1-800-442-3688

INVESTMENT ADVISOR
Voyageur Asset Management Inc.
90 South Seventh St. Suite 4300
Minneapolis, MN 55402

CUSTODIAN
Wells Fargo Bank Minnesota, N.A.
733 Marquette Ave.
Minneapolis, MN 55479

ADMINISTRATOR
BISYS Fund Services, Inc.
3435 Stelzer Road
Columbus, OH 43219

DISTRIBUTOR
Centura Funds Distributor, Inc.
3435 Stelzer Road
Columbus, OH 43219

LEGAL COUNSEL
Dechert LLP
200 Clarendon Street, 27th Floor
Boston, MA 02116

INDEPENDENT AUDITORS
Deloitte & Touche LLP
180 N. Stetson Avenue
Chicago, IL 60601

This report is for the information of the shareholders of RBC Funds. Its use in connection with any offering of the Funds’ shares is authorized only in case of a concurrent or prior delivery of the Funds’ current prospectus.

Investments in mutual funds involve risk, including possible loss of principal. RBC Funds are not deposits, guaranteed by or obligations of RBC Centura Bank or its affiliates and are not insured by the FDIC, the Federal Reserve Board or any other government agency.

ITEM 2. CODE OF ETHICS.

     (a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

NOT APPLICABLE FOR SEMI-ANNUAL REPORTING PERIODS.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

          (a) (1) Disclose that the registrant's board of directors has determined that the registrant either:

                  (i) Has at least one audit committee financial expert serving on its audit committee; or

                  (ii) Does not have an audit committee financial expert serving on its audit committee.

              (2) If the registrant provides the disclosure required by
              paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is
              "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

                  (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

                  (ii) Be an "interested person" of the investment company as defined in Section 2(a)(19) of the Act
                  (15 U.S.C. 80a- 2(a)(19)).

               (3) If the registrant provides the disclosure required by
               paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

NOT APPLICABLE FOR SEMI-ANNUAL REPORTING PERIODS.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         (a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

         (b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

         (c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.
Registrants shall describe the nature of the services comprising the fees disclosed under this category.

         (d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a)
through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

         (e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

             (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of
             Regulation S-X.

         (f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

         (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and

                                       2

is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

         (h) Disclose whether the registrant's audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
(c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

NOT APPLICABLE FOR SEMI-ANNUAL REPORTING PERIODS.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

         (a)  If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit
              committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the
              registrant's audit committee as specified in Section 3(a)(58)(B)
              of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

         (b)  If applicable, provide the disclosure required by Rule 10A-3(d)
              under the Exchange Act (17CFR 240.10A-3(d)) regarding an
              exemption from the listing standards for all audit committees.

NOT APPLICABLE TO THE REGISTRANT.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

         A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser;
principal underwriter; or any affiliated person (as defined in Section 2(a)(3)
of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

NOT APPLICABLE FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

                                       3

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

         (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and
Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or
240.15d-15(b)).

         IN THE OPINION OF THE PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL
FINANCIAL OFFICER, BASED ON THEIR EVALUATION, THE REGISTRANT'S DISCLOSURE
CONTROLS AND PROCEDURES ARE ADEQUATELY DESIGNED AND ARE OPERATING EFFECTIVELY TO
ENSURE (I) THAT MATERIAL INFORMATION RELATING TO THE REGISTRANT, INCLUDING ITS
CONSOLIDATED SUBSIDIARIES, IS MADE KNOWN TO THEM BY OTHERS WITHIN THOSE
ENTITIES, PARTICULARLY DURING THE PERIOD IN WHICH THIS REPORT IS BEING PREPARED;
AND (II) THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM
N-CSR IS RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS
SPECIFIED IN THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND FORMS.

         (b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR
270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

         THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER
FINANCIAL REPORTING THAT OCCURRED DURING THE REGISTRANT'S MOST RECENT FISCAL
HALF-YEAR (THE REGISTRANT'S SECOND FISCAL HALF-YEAR IN THE CASE OF AN ANNUAL
REPORT) THAT HAVE MATERIALLY AFFECTED OR ARE REASONABLY LIKELY TO MATERIALLY
AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 10. EXHIBITS.

         (a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

         (a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

NOT APPLICABLE FOR SEMI-ANNUAL REPORTING PERIODS.

         (a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2). CERTIFICATIONS PURSUANT TO SECTION 302 OF THE
SARBANES-OXLEY ACT OF 2002 ARE ATTACHED HERETO.

         (b) A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b)
under the Act of 1940. CERTIFICATIONS PURSUANT TO SECTION 906 OF THE
SARBANES-OXLEY ACT OF 2002 ARE ATTACHED HERETO.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)             RBC Funds, Inc
             -------------------------------------------------------------------

                                By  /s/ Jennifer Lammers
                                  ----------------------------------------------
                                    Jennifer Lammers
                                    President, RBC Funds, Inc.

Date 1/06/04
     ------------------

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                By  /s/ Jennifer Lammers
                                  ----------------------------------------------
                                    Jennifer Lammers
                                    President, RBC Funds, Inc.

Date 1/06/04
     ------------------

                                By  /s/ Chris Tomas
                                  ----------------------------------------------
                                    Chris Tomas
                                    Treasurer, RBC Funds, Inc.

Date 1/06/04
     ------------------

                                       4